Equity method investments, Ownership Interests and Carrying Amount (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Equity Method Investments [Abstract]
Carrying amount	$ 50,503,722	$ 0
Carrying amount	$ 115,455,048	$ 0
MPC Caribbean Clean Energy Limited, Barbados [Member]
Equity Method Investments [Abstract]
Ownership interest	22.20%
Carrying amount	$ 5,033,000
BB Amstel B.V. [Member]
Equity Method Investments [Abstract]
Ownership interest	41.50%
Carrying amount	$ 7,443,000
Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG [Member]
Equity Method Investments [Abstract]
Ownership interest	50.00%
Carrying amount	$ 17,808,000
Barber Ship Management Germany GmbH & Co. KG [Member]
Equity Method Investments [Abstract]
Ownership interest	50.00%
Carrying amount	$ 3,923,000
Other [Member]
Equity Method Investments [Abstract]
Carrying amount	$ 16,297,000
MPC Energy Solutions NV [Member]
Equity Method Investments [Abstract]
Ownership interest	20.50%
Carrying amount	$ 3,869,000
MPC Container Ships ASA [Member]
Equity Method Investments [Abstract]
Ownership interest	13.70%
Carrying amount	$ 111,586,000